Cover Page	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-4/A
Entity Registrant Name	Leonardo DRS, Inc.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	3812
Entity Tax Identification Number	13-2632319
Entity Address, Address Line One	2345 Crystal Drive
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22202
City Area Code	703
Local Phone Number	416-8000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001833756
Amendment Flag	false